BORROWINGS - Weighted Average Interest Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	4.00%	3.00%